Restatement of Prior Period (Details 3) - USD ($)	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Net cash received in financing activities						$ 0	$ 0	$ 2,470,100	$ (163,400)	$ 2,306,700	$ 16,588,800
Effect of changes in foreign currency exchange rates on cash and cash equivalents						4,500	1,500	(174,300)	103,000	(71,300)	(9,200)
Net (decrease) increase in cash and cash equivalents						(1,282,600)	(1,044,000)	(1,325,900)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period		$ 1,927,100	$ 2,971,100		$ 4,297,000	1,927,100	2,971,100	4,297,000	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	$ 644,500			$ 2,971,100		644,500	1,927,100	2,971,100	4,297,000	2,971,100	9,675,200
Income taxes						0	0	0	0	0	2,500
Record right-of-use assets						0	104,326	69,600	0	1,010,900	0
Record lease liabilities						0	104,642	69,100	0	1,010,400	0
Net loss						4,662,500	4,079,400	11,562,800	2,105,300	13,668,100	3,672,500
Extinguishment of debt							0		433,800	433,800	531,000
Depreciation and amortization							380,800		327,300	688,200	251,500
Stock-based compensation	584,700	$ 602,600		430,500	$ 653,700	1,187,300	1,236,700	1,084,200	1,266,400	2,350,600	2,108,000
Loss/(Gain) on sale of investment securities						(105,000)	(89,200)	(36,700)	4,000	(32,700)	35,600
Loss on disposal of subsidiary							0		0	0	405,400
Trade accounts receivable						(188,200)	(175,600)	156,600	50,100	206,700	75,500
Inventories						471,600	733,600	1,081,300	637,900	1,719,200	560,000
Carrying value of right of use assets						(136,000)	103,800	808,600	(1,600)	(810,200)	138,000
Accounts payable						270,100	(191,500)	170,300	461,300	652,400	79,600
Lease Liabilities						(138,900)	106,500	807,900		29,000	(20,000)
Other long term liabilities						0	(107,600)	0	0	(10,900)	10,900
Net cash used in operating activities						(3,659,700)	(2,849,000)	(3,259,200)	(1,931,000)	(5,190,200)	(3,580,100)
Proceeds from sale of Altamira							0		0	0	440,000
Purchase of Aquila, net of cash acquired							0		0	0	7,679,000
Capital expenditures						(106,200)	(253,000)	(594,200)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets						0	(1,500)	(500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities						2,372,600	1,803,500	(362,500)	(3,386,800)	(3,749,300)	(10,884,000)
Payments of contingent consideration						0	0	(98,800)	0	(98,800)	(168,000)
Goodwill impairment charge	$ 0			4,280,100		$ 0	51,500	4,280,100	0	4,280,100	0
Proceeds from Payroll Protection Program, net of repayment							0		0	0	401,100
Proceeds from stock options exercised							0		0	0	3,100
Provision for bad debt							17,300		0	0	4,000
Effect of Restatement [Member]
Net (decrease) increase in cash and cash equivalents			0
Net loss			(417,200)							(8,023,700)
Deferred income taxes			(417,200)							(3,743,600)
Total adjustments										0
Net cash used in operating activities			0							0
Net cash provided by (used) in investing activities			0
Goodwill impairment charge										4,280,100
As Filed [Member]
Bank overdraft			84,000							(321,700)
Net cash received in financing activities			84,000							2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents			(17,700)							(71,300)
Net (decrease) increase in cash and cash equivalents			(533,400)							(6,704,100)
Cash and cash equivalents, beginning of period			2,971,100				2,971,100		9,675,200	9,675,200
Cash and cash equivalents, end of period			2,437,700	2,971,100				2,971,100		2,971,100	9,675,200
Income taxes										0
Record right-of-use assets			41,100							1,010,900
Record lease liabilities			38,800							1,010,400
Net loss			(1,292,000)							(5,644,400)
Extinguishment of debt										(433,800)
Depreciation and amortization			188,900							688,200
Stock-based compensation			618,100							2,350,600
Loss/(Gain) on sale of investment securities			56,900							32,700
Unrealized holding (gain)/loss on investment securities			12,100							233,700
Change in fair value of contingent consideration										(42,500)
Deferred income taxes			(417,200)							1,253,600
Loss on disposal of subsidiary										0
Trade accounts receivable			391,200							(206,700)
Inventories			(334,100)							(1,719,200)
Prepaid and other current assets			26,400							(207,800)
Income tax receivable			(300)							172,200
Carrying value of right of use assets										(810,200)
Accounts payable			(674,800)							652,400
Contract liabilities										29,000
Contingent Consideration										0
Lease Liabilities			(32,200)							807,900
Other assets										(8,100)
Discontinued operations										17,800
Other long term liabilities			0							(10,900)
Accrued expenses and taxes			(11,100)							180,300
Total adjustments										(454,200)
Net cash used in operating activities			(1,466,300)							(5,190,200)
Redemption of investment securities			1,043,000							2,709,800
Purchase of investment securities			14,800							5,634,500
Proceeds from sale of Altamira										0
Purchase of Aquila, net of cash acquired										0
Capital expenditures			(160,100)							(757,600)
Purchase of other intangible assets			(1,500)							(67,000)
Net cash provided by (used) in investing activities			866,600							(3,749,300)
Proceeds from issuance of common stock										3,000,000
Issuance of common stock and warrants										(272,800)
Payments of contingent consideration										(98,800)
Goodwill impairment charge										0
Deferred revenue			(27,900)							0
As Restated [Member]
Bank overdraft			84,000							(321,700)
Net cash received in financing activities			84,000							2,306,700
Effect of changes in foreign currency exchange rates on cash and cash equivalents			(17,700)							(71,300)
Net (decrease) increase in cash and cash equivalents			(533,400)							(6,704,100)
Cash and cash equivalents, beginning of period			2,971,100				$ 2,971,100		$ 9,675,200	9,675,200
Cash and cash equivalents, end of period			2,437,700	$ 2,971,100				$ 2,971,100		2,971,100	$ 9,675,200
Income taxes										0
Record right-of-use assets			41,100							1,010,900
Record lease liabilities			38,800							1,010,400
Net loss			(1,709,200)							(13,668,100)
Extinguishment of debt										(433,800)
Depreciation and amortization			188,900							688,200
Stock-based compensation			618,100							2,350,600
Loss/(Gain) on sale of investment securities			56,900							32,700
Unrealized holding (gain)/loss on investment securities			12,100							233,700
Change in fair value of contingent consideration										(42,500)
Deferred income taxes			0							2,490,000
Loss on disposal of subsidiary										0
Trade accounts receivable			391,200							(206,700)
Inventories			(334,100)							(1,719,200)
Prepaid and other current assets			26,400							(207,800)
Income tax receivable			(300)							172,200
Carrying value of right of use assets										(810,200)
Accounts payable			(674,800)							652,400
Contract liabilities										29,000
Contingent Consideration										0
Lease Liabilities			(32,200)							807,900
Other assets										(8,100)
Discontinued operations										17,800
Other long term liabilities			0							(10,900)
Accrued expenses and taxes			(11,100)							180,300
Total adjustments										(8,477,900)
Net cash used in operating activities			(1,466,300)							(5,190,200)
Redemption of investment securities			1,043,000							2,709,800
Purchase of investment securities			14,800							5,634,500
Proceeds from sale of Altamira										0
Purchase of Aquila, net of cash acquired										0
Capital expenditures			(160,100)							(757,600)
Purchase of other intangible assets			(1,500)							(67,000)
Net cash provided by (used) in investing activities			866,600							(3,749,300)
Proceeds from issuance of common stock										3,000,000
Issuance of common stock and warrants										(272,800)
Payments of contingent consideration										(98,800)
Goodwill impairment charge										4,280,100
Deferred revenue			$ (27,900)							0
Provision for bad debt										$ 0